Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	[1]	$ 11,481,000	$ 27,956,000	$ 28,495,000
Related party net revenues		71	136	2,007
Digital asset marketplace
Disaggregation of Revenue [Line Items]
Total revenue		165,000	518,000	(1,073,000)
Rebates, liquidity payments, and reductions netted against total revenue		100,000	300,000	4,100,000
Considerations payable netted against total revenue		0	1,700,000	400,000
Loyalty redemption platform
Disaggregation of Revenue [Line Items]
Total revenue		11,315,000	29,179,000	30,774,000
Alternative payment platform
Disaggregation of Revenue [Line Items]
Total revenue		1,000	(1,741,000)	(576,000)
Transaction revenue, net
Disaggregation of Revenue [Line Items]
Total revenue		5,724,000	10,637,000	7,386,000
Rebates, liquidity payments, reductions and considerations payable netted against total revenue		100,000	2,100,000	4,500,000
Related party net revenues		100,000	300,000	4,100,000
Subscription and service revenue
Disaggregation of Revenue [Line Items]
Total revenue		$ 5,757,000	$ 17,319,000	$ 21,109,000

[1]	(1)As a result of the Business Combination (Note 4), ICE and its affiliates are no longer our affiliates. Refer to Note 8 for our related party disclosures.